Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 96.0%

ARGENTINA — 0.8%
Vista Energy SAB de CV ADR *	773,353	$58,364,951

BRAZIL — 10.0%
Axia Energia	10,567,600	119,388,776
B3 SA — Brasil Bolsa Balcao	47,712,400	169,485,248
Banco Bradesco SA ADR	16,488,242	60,182,083
MercadoLibre, Inc. *	120,718	208,723,837
Natura Cosmeticos SA *	12,123,000	24,340,319
NU Holdings Ltd., Class A *	3,076,244	44,205,626
Petroleo Brasileiro SA - Petrobras ADR	5,164,719	107,167,919
		733,493,808
CHILE — 2.4%
Lundin Mining Corp.	2,966,544	73,977,005
Sociedad Quimica y Minera de Chile SA ADR *	1,283,087	103,853,062
		177,830,067
CHINA — 22.9%
Alibaba Group Holding Ltd.	13,360,720	209,422,464
Anker Innovations Technology Co., Ltd., Class A	2,969,500	47,364,864
Baidu, Inc., Class A *	2,681,800	37,486,717
Brilliance China Automotive Holdings Ltd.	43,528,000	15,569,021
China Merchants Bank Co., Ltd., Class H	11,537,000	73,308,697
Contemporary Amperex Technology Co., Ltd., Class A	2,350,700	139,496,628
DiDi Global, Inc. ADR *	10,737,115	44,129,543
Goneo Group Co., Ltd., Class A	5,472,050	33,449,239
Haidilao International Holding Ltd.	21,928,000	40,365,773
JD.com, Inc., Class A	2,408,635	35,504,513
Kanzhun Ltd. ADR	3,519,777	47,129,814
Kuaishou Technology	3,700,400	21,796,562
Kweichow Moutai Co., Ltd., Class A	284,617	60,114,744
Luckin Coffee, Inc. ADR *	1,700,870	54,597,927
Meituan, Class B *	5,080,300	55,437,507
Midea Group Co., Ltd., Class A	8,705,670	97,260,714
Montage Technology Co., Ltd., Class A	3,432,783	64,044,941
Ping An Insurance Group Co. of China Ltd., Class H	10,833,500	83,301,104
Pony AI, Inc. ADR *	2,043,460	19,290,262
Silergy Corp.	3,768,000	34,340,296
Tencent Holdings Ltd.	5,182,700	326,885,230
Tencent Music Entertainment Group ADR	768,880	7,135,207
Tencent Music Entertainment Group, Class A, Entitlement	3,279,382	15,719,858
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H	11,752,400	43,079,566
Zijin Mining Group Co., Ltd., Class H	14,514,000	65,291,212
		1,671,522,403
HONG KONG — 1.2%
Zijin Gold International Co., Ltd. *	3,681,055	83,776,481

INDIA — 8.4%
Axis Bank Ltd.	8,935,595	110,669,334
Delhivery Ltd. *	11,847,883	52,484,318
HDFC Life Insurance Co., Ltd.	6,089,889	38,271,135
Hyundai Motor India Ltd.	625,796	11,849,889
InterGlobe Aviation Ltd.	1,309,428	55,271,692
Kotak Mahindra Bank Ltd.	19,218,505	72,345,053
PB Fintech Ltd. *	1,707,033	25,947,807
Reliance Industries Ltd.	10,883,957	156,528,330

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Tata Consultancy Services Ltd.	1,878,798	$47,309,375
UltraTech Cement Ltd.	376,613	43,016,342
		613,693,275
INDONESIA — 0.8%
Bank Rakyat Indonesia Persero Tbk PT	280,448,263	56,039,459

KAZAKHSTAN — 0.4%
Kaspi.KZ JSC ADR *	353,748	26,202,114

MEXICO — 2.5%
Fomento Economico Mexicano SAB de CV ADR	520,339	57,788,849
Grupo Financiero Banorte SAB de CV, Class O	8,126,557	89,984,741
Wal-Mart de Mexico SAB de CV	10,943,187	35,681,518
		183,455,108
PANAMA — 0.6%
Copa Holdings SA, Class A	382,387	43,442,987

PERU — 1.1%
Credicorp Ltd.	241,924	82,055,782

POLAND — 1.2%
Allegro.eu SA *	5,254,592	37,717,291
KGHM Polska Miedz SA *	713,683	52,141,644
		89,858,935
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	54,812,700	0
GMK Norilskiy Nickel PAO ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.3%
Saudi Tadawul Group Holding Co.	631,840	23,396,450

SINGAPORE — 0.8%
Sea Ltd. ADR *	687,599	56,940,073

SOUTH AFRICA — 2.4%
Capitec Bank Holdings Ltd.	151,655	37,260,743
FirstRand Ltd.	7,042,537	36,052,940
Impala Platinum Holdings Ltd.	6,384,184	90,795,705
Naspers Ltd., N Shares	236,529	12,234,938
		176,344,326
SOUTH KOREA — 14.1%
Coupang, Inc. *	2,554,450	48,228,016
Hyundai Glovis Co., Ltd.	485,208	68,914,464
Hyundai Motor Co.	483,323	148,892,680
Samsung Electronics Co., Ltd.	3,922,782	458,814,041
SK hynix, Inc.	530,483	300,977,555
		1,025,826,756
TAIWAN — 18.8%
Accton Technology Corp.	2,349,000	115,893,022
E Ink Holdings, Inc.	4,129,000	18,010,680
MediaTek, Inc.	2,166,000	103,892,567

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	19,587,310	$1,132,822,767
		1,370,619,036
THAILAND — 2.7%
Fabrinet *	141,736	73,918,159
SCB X PCL	7,083,900	31,140,602
Valeura Energy, Inc. *	9,192,888	97,539,376
		202,598,137
UNITED ARAB EMIRATES — 1.6%
Emaar Properties PJSC	35,485,080	116,122,719

UNITED STATES — 0.4%
BeOne Medicines Ltd., Class H *	1,414,295	31,726,049

VIETNAM — 0.9%
FPT Corp.	7,505,700	21,600,626
Mobile World Investment Corp.	14,470,700	45,115,094
		66,715,720
ZAMBIA — 1.7%
First Quantum Minerals Ltd. *	5,239,303	125,267,211

Total Common Stocks
(cost $4,563,577,731)		7,015,291,847

PREFERRED STOCKS — 3.2%

BRAZIL — 0.9%
Axia Energia 0.00% *	2,777,565	30,318,161
Petroleo Brasileiro SA - Petrobras ADR 5.76%	1,938,129	36,339,919
		66,658,080
SOUTH KOREA — 2.3%
Samsung Electronics Co., Ltd. 1.46%	2,080,696	167,961,248

Total Preferred Stocks
(cost $91,144,728)		234,619,328

TOTAL INVESTMENTS — 99.2%
(cost $4,654,722,459)		$7,249,911,175
Other assets less liabilities — 0.8%		57,111,001
NET ASSETS — 100.0%		$7,307,022,176

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,879,020,405	$5,136,271,442	$0	$7,015,291,847
Preferred Stocks**	66,658,080	167,961,248	—	234,619,328
Total	$1,945,678,485	$5,304,232,690	$0	$7,249,911,175

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2026 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2026.

See previously submitted notes to the financial statements for the year ended December 31, 2025.